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March 2, 2015

VIA EDGAR

Anu Dubey

U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds (the Trust)
Registration File No. 33-63560 and 811-7762
Post-Effective Amendment No. 67 to the
Registration Statement on Form N-1A

Request for Selective Review

Dear Ms. Dubey:

We have filed the above referenced post-effective amendment (the “Amendment”) pursuant to Rule 485(a) under the Securities Act of 1933. On behalf of the First Eagle Funds, we request selective review of the Amendment under the Securities Act Release No. 6510.

We represent that the only changed pages relative to our 485BPOS filed last week are to the fees and expenses table and to the related expense example as you discussed with Nathan Greene from our office on February 20, 2015. We also wish to note that the relevant Fund began operations in Spring 2014 and that the registration statement was declared effective pursuant to your review less than 12 month ago.

If you have any questions, please call me at (212) 848-7485 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Yizhou Xu
Yizhou Xu (Law Clerk)

Enclosures

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